Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Accrued Expenses And Other Payables Abstract
Accrual for salary and bonus		¥ 7,770		¥ 6,426
Other taxes and surcharge payable		24,224		24,081
Down payments collected on behalf of secondary property sellers	[1]
Amounts due to franchisees	[2]	218		218
Professional service fee		2,177		982
Amounts due to third parties under collaborative agreements	[3]	29,652		41,444
Accrued expenses		6,723		10,406
Receipt in advance		8,532		12,551
Others		38,260		85,032
Accrued expenses and other payables		¥ 117,556	$ 16,557	¥ 181,140

[1]	These amounts were held on behalf of home purchasers in respect of their down payments made for secondary property transactions for which legal title transfer from property sellers had not yet been completed. Too small to show up after in thousand and by rounding.
[2]	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2022 and 2023 represent the commission received on behalf of the real estate agency companies and guarantee deposits.
[3]	The amount represents funds provided by third parties under Collaborative Agreements (see note 1) for the parking space sales projects.